CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 568,192	$ 82,400	¥ 533,293
Short-term investments	111,353	16,145
Restricted cash	10,323	1,497	4,155
Accounts receivable, net	3,233	469	6,458
Prepayments and other current assets	30,391	4,406	33,604
Total current assets	723,492	104,897	577,510
Non-current assets:
Property, equipment and leasehold improvement, net	26,546	3,849	33,391
Intangible assets, net	1,183	172	2,245
Right-of-use assets, net	25,116	3,641	28,941
Other non-current assets			799
Total non-current assets	52,845	7,662	65,376
TOTAL ASSETS	776,337	112,559	642,886
Current liabilities:
Accounts payable	53,832	7,805	80,793
Deferred revenue	35,677	5,173	20,657
Salary and welfare payable	136,837	19,840	123,075
Taxes payable	5,421	786	5,564
Short-term loans	73,765	10,694	68,999
Lease liabilities due within one year	18,372	2,664	13,929
Accrued expenses and other current liabilities	47,622	6,904	53,486
Total current liabilities	371,526	53,866	366,503
Non-current liabilities:
Lease liabilities	8,195	1,188	17,076
Other non-current liabilities	3,952	573	4,452
Total non-current liabilities	12,147	1,761	21,528
TOTAL LIABILITIES	383,673	55,627	388,031
SHAREHOLDERS' EQUITY
Treasury stock	(10)	(1)	(11)
Additional paid in capital	2,657,433	385,292	2,630,456
Statutory reserves	529	77	0
Accumulated deficit	(2,280,500)	(330,648)	(2,366,531)
Accumulated other comprehensive (loss)/income	14,557	2,111	(9,757)
TOTAL LIZHI Inc.'s SHAREHOLDERS' EQUITY	392,677	56,934	254,855
Non-controlling interests	(13)	(2)
TOTAL SHAREHOLDERS' EQUITY	392,664	56,932	254,855
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	776,337	112,559	642,886
Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	543	79	530
Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 168	$ 24	¥ 168